Investments in and Advances to Unconsolidated Affiliates - Additional Information (Detail) - USD ($)	1 Months Ended					3 Months Ended		12 Months Ended
	Apr. 30, 2017	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Apr. 30, 2015	Jun. 30, 2016	Mar. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule Of Equity Method Investments [Line Items]
Distributions from unconsolidated affiliates	50.00%
Distributions from unconsolidated affiliates in excess of cumulative earnings								$ 301,211,000	$ 542,097,000	$ 201,612,000
Crystals [Member]
Schedule Of Equity Method Investments [Line Items]
Recognized gain on sale, unconsolidated affiliates and reversal of basis differences						$ 406,000,000			401,000,000
City Center Holdings LLC As a Legal Entity [Member]
Schedule Of Equity Method Investments [Line Items]
Dividend paid	$ 600,000,000
Distribution declared in accordance with annual distribution policy	78,000,000			$ 90,000,000
Special distribution declared					$ 400,000,000
Gain related to litigation settlement							$ 160,000,000
City Center Holdings LLC As a Legal Entity [Member] | New Senior Credit Facility [Member] | Term Loan B [Member]
Schedule Of Equity Method Investments [Line Items]
Credit facility amount	$ 1,600,000,000
Credit facility, maturity date	Apr. 30, 2024
Debt Instrument, issued price percentage	99.50%
Amortization payments of principal balance (as percent)	0.25%
City Center Holdings LLC As a Legal Entity [Member] | New Senior Credit Facility [Member] | Term Loan B [Member] | LIBOR [Member]
Schedule Of Equity Method Investments [Line Items]
Interest rate margin (as a percent)	2.50%
Interest rate floor (as a percent)	0.75%
City Center Holdings LLC As a Legal Entity [Member] | Cash [Member]
Schedule Of Equity Method Investments [Line Items]
Dividend paid	$ 250,000,000
City Center Holdings LLC As a Legal Entity [Member] | Upsized Senior Credit Facilities [Member]
Schedule Of Equity Method Investments [Line Items]
Dividend paid	350,000,000
City Center Holdings LLC As a Legal Entity [Member] | Revolving Credit Facility [Member] | New Senior Credit Facility [Member]
Schedule Of Equity Method Investments [Line Items]
Credit facility amount	$ 125,000
Credit facility, maturity date	Apr. 30, 2022
City Center Holdings LLC As a Legal Entity [Member] | Revolving Credit Facility [Member] | New Senior Credit Facility [Member] | LIBOR [Member]
Schedule Of Equity Method Investments [Line Items]
Interest rate margin (as a percent)	2.00%
City Center Holdings LLC As a Legal Entity [Member] | Crystals [Member]
Schedule Of Equity Method Investments [Line Items]
Consideration received from sale of discontinued operations			$ 1,100,000,000
Recognized gain on sale									400,000,000
Special distribution declared			$ 990,000,000
CityCenter Holdings LLC As Investee [Member]
Schedule Of Equity Method Investments [Line Items]
Realized gain (loss) percentage							50.00%
Distributions from unconsolidated affiliates in excess of cumulative earnings	$ 300,000,000	$ 540,000,000			$ 200,000,000
Special dividend distribution received					50.00%
Gain related to litigation settlement							$ 80,000,000
CityCenter Holdings LLC As Investee [Member] | Crystals [Member]
Schedule Of Equity Method Investments [Line Items]
Recognized gain on sale, unconsolidated affiliates and reversal of basis differences									401,000,000
Recognized gain on sale, unconsolidated affiliates									$ 200,000,000
Realized gain (loss) percentage									50.00%
Recognized gain on sale, reversal of certain basis differences									$ 201,000,000